Intangible Assets, net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, net.
Amortization expenses	¥ 5,525	¥ 3,344	¥ 1,616